Income Taxes - Components of Income Tax Expense (Benefit) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 26, 2016	Mar. 28, 2015	Mar. 29, 2014
Income Tax Disclosure [Abstract]
Current	$ 50	$ 77	$ 183
Deferred	1,591	(2,636)	(1,525)
Valuation allowance	(1,591)	$ 2,559	1,360
Income tax expense	$ 50		$ 18